SHARE CAPITAL - Fair value measurement assumptions (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Y	Dec. 31, 2017 USD ($) Y	Dec. 31, 2016 USD ($) Y
SHARE CAPITAL
Weighted average share price at the date of exercise for share options exercised	$ 3.03	$ 190	$ 490
Compensation expense	3,292,877	2,484,543	1,810,111
Weighted average fair value	1.64	1.49	3.02
Weighted average exercise price	3.03	190	490
Weighted average share price at grant	$ 3.03	$ 190	$ 490
Dividend yield	0.00%	0.00%	0.00%
Volatility (as a percent)	72.00%	110.00%	76.00%
Risk-free interest rate (as a percent)	2.24%	1.12%	0.75%
Expected life (in years) | Y	4	5	5
Forfeiture rate (as a percent)	7.00%	6.00%	1.00%